Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Leases
Note 9. Leases
We have a
non-cancelable
operating lease for our corporate headquarters and facilities in Fremont, California. On January 4, 2023, we entered into an amendment of such lease, which includes the lease of additional space in the same building and extending the lease term to end on June 30, 2027, with an option to extend for an additional five-year term. Our operating lease does not contain any material residual value guarantees. We had no leases that were classified as a financing lease as of March 31, 2023.
As of March 31, 2023, the weighted-average remaining term of the operating lease was 9.3 years and the weighted-average discount rate used to estimate the net present value of the operating lease liabilities was 7.9%.
During the three months ended March 31, 2023, the total amount of right-of-use
assets obtained in exchange for new operating lease liabilities was $5.2 million. The total amount paid for amounts included in the measurement of operating lease liabilities was $179 thousand and $86 thousand during the three months ended March 31, 2023 and 2022, respectively.
Operating lease expense was $202 thousand and $140 thousand during the three months ended March 31, 2023 and 2022, respectively. Variable lease expense was not material.
Future operating lease payments as of March 31, 2023 were as follows (in thousands):

Year ending December 31:	Amount
Remainder of 2023	$822
2024	1,126
2025	1,158
2026	1,193
2027	1,241
2028	1,278
Thereafter	4,729

Gross lease payments	11,547
Less - present value adjustments	(3,359)

Total operating lease liabilities	$8,188

Note 11. Leases
The Company had a space and facility sharing arrangement with Amprius Holdings to use the equipment owned by Amprius Holdings and the spaces leased by Amprius Holdings as its administrative and sales office, research and development lab, and production and engineering facilities. Effective May 1, 2022, Amprius Holdings assigned to the Company the office lease that covers all facilities that the Company uses in its operations. During the period from January 1, 2022 through May 1, 2022 and the year ended December 31, 2021, the Company paid Amprius
H
oldings an average monthly fee to share the facilities of $43 thousand and $42 thousand, respectively. The current lease has an expiration date of June 30, 2024, with a single option to extend the lease for 60 months that the Company determined it is reasonably certain to exercise. The Company had no leases that were classified as finance leases as of December 31, 2022.
Operating lease expense under ASC 842 during the year ended December 31, 2022 amounted to $0.6 million.
The total amount paid for amounts included in the measurement of operating lease liabilities was $0.5 million during the year ended December 31, 2022.
Future operating lease payments as of December 31, 2022 are as follows (in thousands):

Year ending December 31,	Amount
2023	$540
2024	565
2025	586
2026	604
2027	622
Thereafter	966

Gross lease payments	3,883
Less - Present value adjustments	(861)

Total operating lease liabilities	$3,022

Operating lease disclosures for the Company’s single operating lease as of December 31, 2022 were as follows:

Remaining lease term	6.5 years
Discount rate for operating lease liabilities	7.9%